Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — 97.1%
Australia — 7.2%
Ampol Ltd.	1,380	$28,135
ANZ Group Holdings Ltd.	17,497	269,631
APA Group	6,428	43,667
Aristocrat Leisure Ltd.	3,475	86,884
ASX Ltd.	1,057	46,160
Aurizon Holdings Ltd.	11,109	25,021
BHP Group Ltd.	28,767	909,438
BlueScope Steel Ltd.	2,498	33,811
Brambles Ltd.	8,039	72,482
Cochlear Ltd.	359	57,153
Coles Group Ltd.	7,769	93,870
Commonwealth Bank of Australia	9,655	637,476
Computershare Ltd.	3,143	45,653
CSL Ltd.	2,731	528,914
Dexus	6,508	32,903
EBOS Group Ltd.	933	27,205
Endeavour Group Ltd.	8,189	37,205
Fortescue Metals Group Ltd.	9,878	148,482
Goodman Group	9,458	120,021
IDP Education Ltd.	1,223	22,538
IGO Ltd.	3,649	31,291
Insurance Australia Group Ltd.	14,240	44,823
Lendlease Corp. Ltd.	4,030	19,612
Macquarie Group Ltd.	2,071	245,206
Medibank Pvt. Ltd.	16,587	37,431
Mineral Resources Ltd.	930	50,273
Mirvac Group	21,784	30,511
National Australia Bank Ltd.	17,923	333,966
Newcrest Mining Ltd.	4,938	88,145
Northern Star Resources Ltd.	6,358	52,137
Orica Ltd.	2,727	28,171
Origin Energy Ltd.	9,942	55,368
Pilbara Minerals Ltd.	13,602	36,187
Qantas Airways Ltd.*	5,515	24,616
QBE Insurance Group Ltd.	8,610	84,296
Ramsay Health Care Ltd.	1,003	44,802
REA Group Ltd.	317	29,558
Reece Ltd.	1,201	14,076
Rio Tinto Ltd.	2,087	167,690
Santos Ltd.	18,536	85,310
Scentre Group	29,458	54,529
SEEK Ltd.	1,770	28,612
Sonic Healthcare Ltd.	2,493	58,443
South32 Ltd.	21,214	62,173
South32 Ltd.	5,653	16,646
Stockland	13,685	36,646
Suncorp Group Ltd.	7,163	58,200
Telstra Group Ltd.	23,429	66,337
The GPT Group	11,476	32,796
The Lottery Corp. Ltd.	12,000	41,272
Transurban Group	17,264	164,843
Treasury Wine Estates Ltd.	4,318	37,907
Vicinity Ltd.	23,482	30,711
Washington H. Soul Pattinson & Co., Ltd.	1,266	25,658
	Number of Shares	Value†

Australia — (continued)
Wesfarmers Ltd.	6,389	$215,939
Westpac Banking Corp.	19,795	288,207
WiseTech Global Ltd.	856	37,710
Woodside Energy Group Ltd.	10,722	239,531
Woolworths Group Ltd.	6,818	173,332
		6,439,610
Austria — 0.2%
Erste Group Bank AG	1,952	64,669
OMV AG	873	40,091
Verbund AG	390	33,923
voestalpine AG	691	23,496
		162,179
Belgium — 0.9%
Ageas N.V.	872	37,721
Anheuser-Busch InBev N.V.	4,910	327,300
D'ieteren Group	146	28,409
Elia Group S.A.	201	26,543
Groupe Bruxelles Lambert N.V.	540	46,084
KBC Group N.V.	1,454	99,906
Sofina S.A.	94	21,112
Solvay S.A.	426	48,720
UCB S.A.	717	64,083
Umicore S.A.	1,237	41,961
Warehouses De Pauw CVA	878	26,108
		767,947
Chile — 0.1%
Antofagasta PLC	2,391	46,834
Denmark — 3.0%
A.P. Moller - Maersk A/S, Class A	18	31,933
A.P. Moller - Maersk A/S, Class B	29	52,714
Carlsberg A/S, Class B	552	85,652
Chr Hansen Holding A/S	572	43,512
Coloplast A/S, Class B	690	90,850
Danske Bank A/S*	3,920	78,866
Demant A/S*	562	19,730
DSV A/S	1,053	204,174
Genmab A/S*	370	139,862
Novo Nordisk A/S, Class B	9,408	1,494,192
Novozymes A/S, Class B	1,184	60,624
Orsted A/S	1,082	92,260
Pandora A/S	488	46,842
ROCKWOOL A/S, Class B	55	13,487
Tryg A/S	2,166	47,361
Vestas Wind Systems A/S	5,676	165,424
		2,667,483
Finland — 1.2%
Elisa OYJ	843	50,842
Fortum OYJ	2,676	40,992
Kesko OYJ, Class B	1,564	33,612
Kone OYJ, Class B	1,978	103,161
Metso Outotec OYJ	3,773	41,199
Neste OYJ	2,466	121,830

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Finland — (continued)
Nokia OYJ	31,588	$155,062
Nordea Bank Abp	18,947	202,322
Orion OYJ, Class B	570	25,478
Sampo OYJ, Class A	2,768	130,608
Stora Enso OYJ, Class R	2,992	38,926
UPM-Kymmene OYJ	3,110	104,459
Wartsila OYJ Abp	2,745	25,905
		1,074,396
France — 11.7%
Accor S.A.*	1,048	34,072
Aeroports de Paris*	181	25,840
Air Liquide S.A.	2,964	496,140
Airbus S.E.	3,348	447,184
Alstom S.A.	1,917	52,193
Amundi S.A.	376	23,691
Arkema S.A.	352	34,755
AXA S.A.	10,566	322,449
BioMerieux	219	23,086
BNP Paribas S.A.	6,289	375,564
Bollore S.E.	5,309	32,818
Bouygues S.A.	1,346	45,395
Bureau Veritas S.A.	1,739	49,966
Capgemini S.E.	920	170,969
Carrefour S.A.	3,435	69,448
Cie de Saint-Gobain	2,772	157,571
Cie Generale des Etablissements Michelin SCA	3,893	119,002
Covivio SA	291	16,928
Credit Agricole S.A.	6,864	77,434
Danone S.A.	3,615	224,938
Dassault Aviation S.A.	153	30,268
Dassault Systemes S.E.	3,737	154,155
Edenred	1,419	83,983
Eiffage S.A.	453	49,022
Engie S.A.	10,253	162,251
EssilorLuxottica S.A.	1,644	296,451
Eurazeo S.E.	255	18,151
Gecina S.A.	271	28,130
Getlink S.E.	2,375	39,115
Hermes International	179	362,521
Ipsen S.A.	217	23,894
Kering S.A.	422	275,325
Klepierre S.A.*	1,311	29,723
La Francaise des Jeux SAEM	613	25,548
Legrand S.A.	1,556	142,175
L'Oreal S.A.	1,369	611,728
LVMH Moet Hennessy Louis Vuitton S.E.	1,573	1,443,870
Orange S.A.	11,457	136,111
Pernod Ricard S.A.	1,164	263,566
Publicis Groupe S.A.	1,328	103,663
Remy Cointreau S.A.	142	25,856
Renault S.A.*	1,036	42,223
Safran S.A.	1,929	285,563
	Number of Shares	Value†

France — (continued)
Sanofi	6,472	$702,074
Sartorius Stedim Biotech	155	47,553
Schneider Electric S.E.	3,074	513,739
SEB S.A.	152	17,295
Societe Generale S.A.	4,638	104,501
Sodexo S.A.	482	47,077
Teleperformance	336	81,189
Thales S.A.	620	91,665
TotalEnergies S.E.	14,130	833,158
Unibail-Rodamco-Westfield*	660	35,512
Unibail-Rodamco-Westfield*	1,213	3,263
Valeo	1,257	25,793
Veolia Environnement S.A.	3,874	119,541
Vinci S.A.	3,041	348,628
Vivendi S.E.	4,358	44,066
Wendel S.E.	159	16,813
Worldline S.A.*	1,310	55,673
		10,520,275
Germany — 7.8%
adidas AG	922	163,445
Allianz S.E.	2,315	534,385
BASF S.E.	5,188	272,363
Bayer AG	5,553	354,735
Bayerische Motoren Werke AG	1,862	204,073
Bechtle AG	502	24,039
Beiersdorf AG	570	74,150
Brenntag S.E.	874	65,774
Carl Zeiss Meditec AG	220	30,644
Commerzbank AG*	6,114	64,370
Continental AG	668	50,053
Covestro AG	1,146	47,460
Daimler Truck Holding AG*	2,630	88,760
Delivery Hero S.E.*	1,001	34,149
Deutsche Bank AG	12,049	122,529
Deutsche Boerse AG	1,069	208,145
Deutsche Lufthansa AG*	3,546	39,440
Deutsche Post AG	5,589	261,764
Deutsche Telekom AG	18,347	444,590
E.ON S.E.	13,090	163,294
Evonik Industries AG	1,156	24,321
Fresenius Medical Care AG & Co., KGaA	1,105	46,901
Fresenius S.E. & Co., KGaA	2,333	62,999
GEA Group AG	840	38,319
Hannover Rueck S.E.	341	66,693
HeidelbergCement AG	790	57,684
HelloFresh S.E.*	1,016	24,229
Henkel AG & Co., KGaA	622	45,248
Infineon Technologies AG	7,367	302,527
Knorr-Bremse AG	447	29,775
LEG Immobilien S.E.	441	24,236
Mercedes-Benz Group AG	4,537	348,908
Merck KGaA	725	135,165
MTU Aero Engines AG	302	75,572

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	791	$276,562
Nemetschek S.E.	350	24,161
Puma S.E.	567	35,150
Rational AG	30	20,166
Rheinmetall AG	238	70,508
RWE AG	3,608	155,246
SAP S.E.	5,924	748,027
Scout24 S.E.	493	29,323
Siemens AG	4,340	703,097
Siemens Energy AG*	2,425	53,475
Siemens Healthineers AG	1,639	94,492
Symrise AG	772	84,012
Telefonica Deutschland Holding AG	5,808	17,878
United Internet AG	286	4,930
Volkswagen AG	179	30,703
Vonovia S.E.	4,098	77,185
Zalando S.E.*	1,338	56,076
		7,011,730
Hong Kong — 2.6%
AIA Group Ltd.	67,800	711,043
BOC Hong Kong Holdings Ltd.	21,500	66,935
Budweiser Brewing Co., APAC, Ltd.	10,400	31,651
CK Asset Holdings Ltd.	11,034	66,895
CK Hutchison Holdings Ltd.	15,128	93,592
CK Infrastructure Holdings Ltd.	3,500	19,043
CLP Holdings Ltd.	9,500	68,648
ESR Group Ltd.	11,600	20,802
Futu Holdings Ltd., ADR*	300	15,555
Galaxy Entertainment Group Ltd.*	12,000	80,270
Hang Lung Properties Ltd.	12,000	22,455
Hang Seng Bank Ltd.	4,200	59,704
Henderson Land Development Co., Ltd.	7,891	27,301
HKT Trust & HKT Ltd.	20,240	26,868
Hong Kong & China Gas Co., Ltd.	65,112	57,325
Hong Kong Exchanges & Clearing Ltd.	6,784	300,699
Hongkong Land Holdings Ltd.	5,900	25,957
Jardine Matheson Holdings Ltd.	900	43,778
Link REIT	14,762	94,923
MTR Corp. Ltd.	9,171	44,262
New World Development Co., Ltd.	8,458	22,673
Power Assets Holdings Ltd.	8,000	42,919
Sino Land Co., Ltd.	17,372	23,493
SITC International Holdings Co., Ltd.	8,000	17,193
Sun Hung Kai Properties Ltd.	8,161	114,332
Swire Pacific Ltd., Class A	3,000	23,055
Swire Properties Ltd.	7,136	18,366
Techtronic Industries Co., Ltd.	8,000	86,681
WH Group Ltd.	43,872	26,154
Wharf Real Estate Investment Co., Ltd.	9,000	51,816
Xinyi Glass Holdings Ltd.	11,000	19,678
		2,324,066
Ireland — 1.1%
AerCap Holdings N.V.*	800	44,984
	Number of Shares	Value†

Ireland — (continued)
AIB Group PLC	6,449	$26,102
Bank of Ireland Group PLC	5,881	59,506
CRH PLC	4,247	214,560
DCC PLC	577	33,634
Experian PLC	5,180	170,566
Flutter Entertainment PLC*	975	177,422
James Hardie Industries PLC	2,516	54,154
Kerry Group PLC, Class A	925	92,246
Kingspan Group PLC	842	57,698
Smurfit Kappa Group PLC	1,428	51,794
		982,666
Israel — 0.7%
Azrieli Group Ltd.	257	14,767
Bank Hapoalim BM	7,360	61,254
Bank Leumi Le-Israel BM	9,130	69,066
Bezeq The Israeli Telecommunication Corp., Ltd.	11,692	15,918
Check Point Software Technologies Ltd.*	512	66,560
CyberArk Software Ltd.*	200	29,596
Elbit Systems Ltd.	163	27,761
ICL Group Ltd.	4,391	29,751
Israel Discount Bank Ltd., Class A	7,042	34,592
Mizrahi Tefahot Bank Ltd.	844	26,458
Nice Ltd.*	369	84,058
Teva Pharmaceutical Industries Ltd.*	5,764	51,182
Teva Pharmaceutical Industries Ltd., ADR*	500	4,425
The First International Bank Of Israel Ltd.	314	11,115
Tower Semiconductor Ltd.*	651	27,751
Wix.com Ltd.*	311	31,038
		585,292
Italy — 2.0%
Amplifon SpA	758	26,273
Assicurazioni Generali SpA	6,379	127,099
Davide Campari-Milano N.V.	2,775	33,860
DiaSorin SpA	153	16,123
Enel SpA	45,929	280,119
Eni SpA	14,090	196,504
Ferrari N.V.	708	191,856
FinecoBank Banca Fineco SpA	3,527	54,038
Infrastrutture Wireless Italiane SpA	2,052	26,960
Intesa Sanpaolo SpA	94,200	241,759
Mediobanca Banca di Credito Finanziario SpA	3,592	36,096
Moncler SpA	1,189	82,126
Nexi SpA*	3,202	26,023
Poste Italiane SpA	3,173	32,357
Prysmian SpA	1,441	60,509
Recordati Industria Chimica e Farmaceutica SpA	636	26,902
Snam SpA	11,062	58,651
Telecom Italia SpA*	60,149	19,836

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Italy — (continued)
Terna - Rete Elettrica Nazionale	7,924	$65,035
UniCredit SpA	10,796	203,482
		1,805,608
Japan — 21.1%
Advantest Corp.	1,100	101,977
Aeon Co., Ltd.	3,800	73,723
AGC, Inc.	1,100	41,009
Aisin Corp.	900	24,806
Ajinomoto Co., Inc.	2,500	86,970
ANA Holdings, Inc.*	1,000	21,735
Asahi Group Holdings Ltd.	2,500	93,045
Asahi Intecc Co., Ltd.	1,300	22,969
Asahi Kasei Corp.	6,900	48,328
Astellas Pharma, Inc.	10,300	146,335
Azbil Corp.	700	19,173
Bandai Namco Holdings, Inc.	3,300	71,145
BayCurrent Consulting, Inc.	800	33,214
Bridgestone Corp.	3,200	129,993
Brother Industries Ltd.	1,400	21,092
Canon, Inc.	5,800	129,165
Capcom Co., Ltd.	1,000	35,791
Central Japan Railway Co.	800	95,456
Chubu Electric Power Co., Inc.	3,900	41,143
Chugai Pharmaceutical Co., Ltd.	3,900	96,301
Concordia Financial Group Ltd.	6,600	24,327
CyberAgent, Inc.	2,400	20,335
Dai Nippon Printing Co., Ltd.	1,200	33,598
Daifuku Co., Ltd.	1,800	33,421
Dai-ichi Life Holdings, Inc.	5,500	101,109
Daiichi Sankyo Co., Ltd.	9,900	361,129
Daikin Industries Ltd.	1,400	251,169
Daito Trust Construction Co., Ltd.	300	29,889
Daiwa House Industry Co., Ltd.	3,300	77,752
Daiwa House REIT Investment Corp.*	13	26,637
Daiwa Securities Group, Inc.	8,100	38,026
Denso Corp.	2,500	141,119
Dentsu Group, Inc.	1,300	45,823
Disco Corp.	600	69,799
East Japan Railway Co.	1,700	94,081
Eisai Co., Ltd.	1,400	79,519
ENEOS Holdings, Inc.	16,890	59,259
FANUC Corp.	5,500	198,617
Fast Retailing Co., Ltd.	900	197,021
Fuji Electric Co., Ltd.	700	27,643
FUJIFILM Holdings Corp.	2,100	106,602
Fujitsu Ltd.	1,100	148,643
GLP J-Reit*	26	28,104
GMO Payment Gateway, Inc.	200	17,315
Hakuhodo DY Holdings, Inc.	1,500	17,006
Hamamatsu Photonics K.K.	800	43,153
Hankyu Hanshin Holdings, Inc.	1,200	35,582
Hikari Tsushin, Inc.	100	14,053
Hirose Electric Co., Ltd.	120	15,699
	Number of Shares	Value†

Japan — (continued)
Hitachi Construction Machinery Co., Ltd.	700	$16,315
Hitachi Ltd.	5,500	302,284
Honda Motor Co., Ltd.	9,200	243,351
Hoshizaki Corp.	600	22,167
Hoya Corp.	2,000	221,025
Hulic Co., Ltd.	2,300	18,918
Ibiden Co., Ltd.	700	28,072
Idemitsu Kosan Co., Ltd.	1,256	27,497
Iida Group Holdings Co., Ltd.	900	14,694
Inpex Corp.	6,000	63,495
Isuzu Motors Ltd.	3,500	41,828
ITOCHU Corp.	6,700	218,195
Itochu Techno-Solutions Corp.	600	14,784
Japan Airlines Co., Ltd.	800	15,598
Japan Exchange Group, Inc.	2,900	44,352
Japan Metropolitan Fund Invest	42	30,671
Japan Post Bank Co., Ltd.	8,400	68,607
Japan Post Holdings Co., Ltd.	13,300	107,942
Japan Post Insurance Co., Ltd.	1,100	17,144
Japan Real Estate Investment Corp.	7	27,897
Japan Tobacco, Inc.	6,700	141,528
JFE Holdings, Inc.	2,600	33,000
JSR Corp.	1,100	26,022
Kajima Corp.	2,200	26,548
Kao Corp.	2,700	105,098
KDDI Corp.	9,100	280,624
Keio Corp.	600	21,069
Keisei Electric Railway Co., Ltd.	800	24,642
Keyence Corp.	1,102	540,100
Kikkoman Corp.	800	40,843
Kintetsu Group Holdings Co., Ltd.	1,000	32,214
Kirin Holdings Co., Ltd.	4,500	71,193
Kobayashi Pharmaceutical Co., Ltd.	300	18,348
Kobe Bussan Co., Ltd.	800	22,338
Koei Tecmo Holdings Co., Ltd.	780	14,097
Koito Manufacturing Co., Ltd.	1,200	22,748
Komatsu Ltd.	5,400	134,056
Konami Group Corp.	500	22,949
Kose Corp.	200	23,772
Kubota Corp.	5,900	89,452
Kurita Water Industries Ltd.	600	27,484
Kyocera Corp.	1,800	93,899
Kyowa Kirin Co., Ltd.	1,600	34,930
Lasertec Corp.	400	71,072
Lixil Corp.	1,500	24,759
M3, Inc.	2,400	60,406
Makita Corp.	1,200	29,886
Marubeni Corp.	9,000	122,397
MatsukiyoCocokara & Co.	700	37,080
Mazda Motor Corp.	3,400	31,362
McDonald's Holdings Co., Japan Ltd.	500	20,789
MEIJI Holdings Co., Ltd.	1,200	28,540
MINEBEA MITSUMI, Inc.	2,200	42,012
MISUMI Group, Inc.	1,700	42,718

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Mitsubishi Chemical Group Corp.	7,700	$45,796
Mitsubishi Corp.	7,100	255,149
Mitsubishi Electric Corp.	10,800	129,061
Mitsubishi Estate Co., Ltd.	6,900	82,073
Mitsubishi HC Capital, Inc.	3,900	20,139
Mitsubishi Heavy Industries Ltd.	1,900	69,998
Mitsubishi UFJ Financial Group, Inc.	67,700	433,867
Mitsui & Co., Ltd.	8,100	252,476
Mitsui Chemicals, Inc.	1,100	28,403
Mitsui Fudosan Co., Ltd.	5,300	99,558
Mitsui OSK Lines Ltd.	1,900	47,648
Mizuho Financial Group, Inc.	13,608	192,792
MonotaRO Co., Ltd.	1,500	18,893
MS&AD Insurance Group Holdings, Inc.	2,490	77,167
Murata Manufacturing Co., Ltd.	3,200	195,025
NEC Corp.	1,400	54,047
Nexon Co., Ltd.	2,800	66,861
NGK Insulators Ltd.	1,500	19,891
NIDEC Corp.	2,600	135,307
Nihon M&A Center Holdings, Inc.	1,800	13,492
Nintendo Co., Ltd.	6,235	242,177
Nippon Building Fund, Inc.	9	37,463
NIPPON EXPRESS HOLDINGS, INC.	400	24,136
Nippon Paint Holdings Co., Ltd.	5,000	47,015
Nippon Prologis REIT, Inc.*	13	27,522
Nippon Sanso Holdings Corp.	1,000	18,067
Nippon Shinyaku Co., Ltd.	300	13,238
Nippon Steel Corp.	4,717	111,234
Nippon Telegraph & Telephone Corp.	6,700	200,214
Nippon Yusen K.K.	2,800	65,403
Nissan Chemical Corp.	700	31,792
Nissan Motor Co., Ltd.	13,900	52,606
Nisshin Seifun Group, Inc.	1,015	11,878
Nissin Foods Holdings Co., Ltd.	300	27,432
Nitori Holdings Co., Ltd.	400	48,305
Nitto Denko Corp.	800	51,777
Nomura Holdings, Inc.	16,000	61,685
Nomura Real Estate Holdings, Inc.	700	15,501
Nomura Real Estate Master Fund, Inc.	26	29,135
Nomura Research Institute Ltd.	2,030	47,477
NTT Data Corp.	3,800	49,957
Obayashi Corp.	3,900	29,845
Obic Co., Ltd.	404	63,991
Odakyu Electric Railway Co., Ltd.	1,800	23,419
Oji Holdings Corp.	4,700	18,609
Olympus Corp.	7,100	124,696
Omron Corp.	1,100	64,380
Ono Pharmaceutical Co., Ltd.	2,000	41,676
Open House Group Co., Ltd.	500	18,750
Oracle Corp. Japan	200	14,444
Oriental Land Co., Ltd.	5,500	188,316
ORIX Corp.	6,700	110,470
Osaka Gas Co., Ltd.	2,000	32,856
Otsuka Corp.	700	24,860
Otsuka Holdings Co., Ltd.	2,300	73,024
	Number of Shares	Value†

Japan — (continued)
Pan Pacific International Holdings Corp.	2,300	$44,496
Panasonic Corp.	12,900	115,418
Persol Holdings Co., Ltd.	1,000	20,135
Rakuten Group, Inc.	4,500	20,987
Recruit Holdings Co., Ltd.	8,100	222,823
Renesas Electronics Corp.*	6,400	92,677
Resona Holdings, Inc.	12,300	59,337
Ricoh Co., Ltd.	3,500	26,254
Rohm Co., Ltd.	500	41,673
SBI Holdings, Inc.	1,510	29,988
SCSK Corp.	1,000	14,642
Secom Co., Ltd.	1,200	73,953
Seiko Epson Corp.	1,700	24,290
Sekisui Chemical Co., Ltd.	2,300	32,666
Sekisui House Ltd.	3,400	69,296
Seven & i Holdings Co., Ltd.	4,200	189,731
SG Holdings Co., Ltd.	1,700	25,208
Sharp Corp.*	1,200	8,485
Shimadzu Corp.	1,400	43,950
Shimano, Inc.	400	69,354
Shimizu Corp.	3,400	19,269
Shin-Etsu Chemical Co., Ltd.	10,500	340,841
Shionogi & Co., Ltd.	1,500	67,658
Shiseido Co., Ltd.	2,300	107,831
Shizuoka Financial Group, Inc.	2,800	20,107
SMC Corp.	321	170,167
SoftBank Corp.	16,200	187,010
SoftBank Group Corp.	6,800	267,332
Sompo Holdings, Inc.	1,825	72,316
Sony Group Corp.	7,200	655,800
Square Enix Holdings Co., Ltd.	500	24,028
Subaru Corp.	3,400	54,276
SUMCO Corp.	2,100	31,592
Sumitomo Chemical Co., Ltd.	7,900	26,599
Sumitomo Corp.	6,300	111,607
Sumitomo Electric Industries Ltd.	4,300	55,242
Sumitomo Metal Mining Co., Ltd.	1,300	49,743
Sumitomo Mitsui Financial Group, Inc.	7,400	296,130
Sumitomo Mitsui Trust Holdings, Inc.	1,843	63,318
Sumitomo Realty & Development Co., Ltd.	1,800	40,647
Suntory Beverage & Food Ltd.	800	29,799
Suzuki Motor Corp.	2,200	80,118
Sysmex Corp.	1,000	65,632
T&D Holdings, Inc.	3,200	39,660
Taisei Corp.	1,100	34,033
Takeda Pharmaceutical Co., Ltd.	8,495	279,006
TDK Corp.	2,300	82,561
Terumo Corp.	3,600	97,363
The Chiba Bank Ltd.	3,300	21,299
The Kansai Electric Power Co., Inc.	4,200	40,903
TIS, Inc.	1,300	34,379
Tobu Railway Co., Ltd.	1,100	26,335
Toho Co., Ltd.	700	26,837
Tokio Marine Holdings, Inc.	10,400	200,148

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Tokyo Electric Power Co. Holdings, Inc.*	9,300	$33,222
Tokyo Electron Ltd.	2,400	293,199
Tokyo Gas Co., Ltd.	2,200	41,345
Tokyu Corp.	3,200	42,599
TOPPAN Inc.	1,500	30,229
Toray Industries, Inc.	7,500	42,905
Toshiba Corp.	2,300	77,233
Tosoh Corp.	1,600	21,743
TOTO Ltd.	800	26,803
Toyota Industries Corp.	800	44,569
Toyota Motor Corp.	60,240	857,541
Toyota Tsusho Corp.	1,200	51,165
Trend Micro, Inc.	800	39,248
Unicharm Corp.	2,200	90,433
USS Co., Ltd.	1,000	17,350
Welcia Holdings Co., Ltd.	600	12,845
West Japan Railway Co.	1,300	53,549
Yakult Honsha Co., Ltd.	700	50,862
Yamaha Corp.	800	30,899
Yamaha Motor Co., Ltd.	1,600	41,873
Yamato Holdings Co., Ltd.	1,600	27,464
Yaskawa Electric Corp.	1,400	61,404
Yokogawa Electric Corp.	1,400	22,797
Z Holdings Corp.	16,100	45,651
ZOZO, Inc.	600	13,723
		18,869,204
Jordan — 0.0%
Hikma Pharmaceuticals PLC	864	17,908
Luxembourg — 0.2%
ArcelorMittal S.A.	2,996	90,767
Aroundtown S.A.	6,122	8,752
Eurofins Scientific S.E.	738	49,416
Tenaris S.A.	2,782	39,419
		188,354
Macao — 0.0%
Sands China Ltd.*	13,200	45,857
Netherlands — 4.8%
ABN AMRO Bank N.V.	2,159	34,236
Adyen N.V.*	122	194,398
Aegon N.V.	10,361	44,481
Akzo Nobel N.V.	1,054	82,438
Argenx S.E.*	321	119,205
ASM International N.V.	272	110,405
ASML Holding N.V.	2,294	1,563,242
Euronext N.V.	460	35,225
EXOR N.V.*	590	48,651
Heineken Holding N.V.	655	60,095
Heineken N.V.	1,454	156,234
IMCD N.V.	310	50,690
ING Groep N.V.	21,281	252,719
JDE Peet's N.V.	515	14,966
	Number of Shares	Value†

Netherlands — (continued)
Just Eat Takeaway.com N.V.*	1,067	$20,362
Koninklijke Ahold Delhaize N.V.	5,881	200,925
Koninklijke DSM N.V.	1,019	120,593
Koninklijke KPN N.V.	18,759	66,286
Koninklijke Philips N.V.	5,054	92,826
NN Group N.V.	1,618	58,750
OCI NV*	619	20,984
Prosus N.V.*	4,560	357,067
QIAGEN N.V.*	1,255	57,161
Randstad N.V.	725	43,039
Stellantis N.V.	4,487	81,541
Stellantis N.V.	8,372	152,256
Universal Music Group N.V.	4,222	106,921
Wolters Kluwer N.V.	1,475	186,199
		4,331,895
New Zealand — 0.2%
Auckland International Airport Ltd.*	6,706	36,494
Fisher & Paykel Healthcare Corp. Ltd.	3,142	52,524
Mercury NZ Ltd.	4,381	17,329
Meridian Energy Ltd.	7,863	25,868
Spark New Zealand Ltd.	10,047	31,831
Xero Ltd.*	777	47,126
		211,172
Norway — 0.6%
Adevinta ASA*	1,674	11,884
Aker BP ASA	1,791	43,924
DNB Bank ASA	5,415	96,905
Equinor ASA	5,361	152,405
Gjensidige Forsikring ASA	1,242	20,310
Kongsberg Gruppen ASA	500	20,211
Mowi ASA	2,508	46,388
Norsk Hydro ASA	7,369	54,998
Orkla ASA	4,507	31,966
Salmar ASA	343	14,941
Telenor ASA	3,766	44,157
Yara International ASA	895	38,897
		576,986
Portugal — 0.2%
EDP - Energias de Portugal S.A.	15,793	86,055
Galp Energia SGPS S.A.	2,701	30,563
Jeronimo Martins SGPS S.A.	1,517	35,608
		152,226
Singapore — 1.5%
CapitaLand Ascendas REIT	18,090	39,006
CapitaLand Integrated Commercial Trust	29,400	43,848
Capitaland Investment Ltd.	14,107	39,140
CDL Hospitality Trusts	477	427
City Developments Ltd.	2,500	13,872
DBS Group Holdings Ltd.	10,248	254,783
Genting Singapore Ltd.	36,200	30,553
Grab Holdings Ltd., Class A*	6,900	20,769
Jardine Cycle & Carriage Ltd.	600	14,129

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Singapore — (continued)
Keppel Corp. Ltd.	8,700	$36,912
Mapletree Logistics Trust	20,077	25,899
Mapletree Pan Asia Commercial Trust	12,700	17,219
Oversea-Chinese Banking Corp. Ltd.	19,091	177,962
Sea Ltd., ADR*	2,100	181,755
Sembcorp Marine Ltd.*	166,039	14,902
Singapore Airlines Ltd.	7,900	34,076
Singapore Exchange Ltd.	5,000	35,408
Singapore Technologies Engineering Ltd.	9,500	26,152
Singapore Telecommunications Ltd.	48,000	88,938
United Overseas Bank Ltd.	6,637	148,862
UOL Group Ltd.	2,407	12,568
Venture Corp. Ltd.	1,700	22,626
Wilmar International Ltd.	10,300	32,632
		1,312,438
Spain — 2.6%
Acciona S.A.	148	29,695
ACS Actividades de Construccion y Servicios S.A.	1,262	40,194
Aena SME S.A.*	411	66,462
Amadeus IT Group S.A.*	2,629	176,363
Banco Bilbao Vizcaya Argentaria S.A.	34,205	244,544
Banco Santander S.A.	94,915	353,699
CaixaBank S.A.	25,785	100,612
Cellnex Telecom S.A.	3,166	123,118
Corp. ACCIONA Energias Renovables S.A.	397	15,396
EDP Renovaveis S.A.	1,546	35,413
Enagas S.A.	1,501	28,843
Endesa S.A.	1,891	41,072
Ferrovial S.A.	2,833	83,425
Grifols S.A.*	1,529	15,134
Iberdrola S.A.	34,795	433,469
Industria de Diseno Textil S.A.	6,133	206,040
Naturgy Energy Group S.A.	843	25,377
Red Electrica Corp. S.A.	2,449	43,093
Repsol S.A.	8,043	123,684
Telefonica S.A.	30,268	130,359
		2,315,992
Sweden — 3.1%
Alfa Laval AB	1,578	56,346
Assa Abloy AB, Class B	5,845	140,002
Atlas Copco AB, Class A	15,118	191,520
Atlas Copco AB, Class B	9,087	104,525
Boliden AB	1,554	61,048
Electrolux AB, Class B	1,106	13,443
Embracer Group AB*	4,059	19,026
Epiroc AB, Class A	3,883	77,078
Epiroc AB, Class B	2,199	37,494
EQT AB	2,023	41,325
Essity AB, Class B	3,542	101,173
Evolution AB	1,065	142,687
Fastighets AB Balder, Class B*	3,781	15,535
	Number of Shares	Value†

Sweden — (continued)
Getinge AB, Class B	1,344	$32,778
H & M Hennes & Mauritz AB, Class B	3,972	56,790
Hexagon AB, Class B	11,349	130,620
Holmen AB, Class B	551	21,242
Husqvarna AB, Class B	2,510	21,786
Industrivarden AB, Class A	694	18,757
Industrivarden AB, Class C	848	22,866
Indutrade AB	1,630	34,688
Investment AB Latour, Class B	921	18,750
Investor AB, Class A	2,729	55,685
Investor AB, Class B	10,258	204,346
Kinnevik AB, Class B*	1,467	21,936
L E Lundbergforetagen AB, Class B	471	21,330
Lifco AB, Class B	1,359	29,304
Nibe Industrier AB, Class B	8,810	100,426
Sagax AB, Class B	1,162	26,785
Sandvik AB	6,212	131,855
Securitas AB, Class B	3,021	26,874
Skandinaviska Enskilda Banken AB, Class A	9,412	103,892
Skanska AB, Class B	1,869	28,627
SKF AB, Class B	2,120	41,757
Svenska Cellulosa AB SCA, Class B	3,289	43,318
Svenska Handelsbanken AB, Class A	8,477	73,418
Swedbank AB, Class A	5,265	86,581
Swedish Orphan Biovitrum AB*	982	22,881
Tele2 AB, Class B	3,448	34,318
Telefonaktiebolaget LM Ericsson, Class B	16,708	97,939
Telia Co., AB	16,043	40,737
Volvo AB, Class A	1,208	25,984
Volvo AB, Class B	8,478	174,703
Volvo Car AB, Class B*	3,803	16,637
		2,768,812
Switzerland — 10.4%
ABB Ltd.	8,880	305,486
Adecco Group AG*	908	33,074
Alcon, Inc.	2,814	199,759
Bachem Holding AG, Class B	200	20,112
Baloise Holding AG	248	38,618
Banque Cantonale Vaudoise	182	17,175
Barry Callebaut AG	21	44,494
BKW AG	127	19,968
Chocoladefabriken Lindt & Spruengli AG	1	118,436
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	6	70,864
Cie Financiere Richemont S.A., Class A	2,956	474,013
Clariant AG*	1,199	19,891
Coca-Cola HBC AG*	1,222	33,453
Credit Suisse Group AG*	20,764	18,647
EMS-Chemie Holding AG	37	30,585
Geberit AG	209	116,715
Givaudan S.A.	52	169,249

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Switzerland — (continued)
Glencore PLC*	58,600	$337,197
Holcim AG*	3,116	200,955
Julius Baer Group Ltd.	1,240	84,702
Kuehne + Nagel International AG	301	89,648
Logitech International S.A.	1,002	58,483
Lonza Group AG	420	252,840
Nestle S.A.	15,635	1,906,384
Novartis AG	12,291	1,128,542
Partners Group Holding AG	132	124,307
Roche Holding AG	3,992	1,140,685
Roche Holding AG	156	46,877
Schindler Holding AG	125	26,452
Schindler Holding AG, Participation Certificates	234	51,849
SGS S.A.	35	77,201
SIG Group AG*	1,646	42,406
Sika AG	823	230,848
Sonova Holding AG	312	92,037
STMicroelectronics N.V.	3,832	204,183
Straumann Holding AG	650	97,490
Swiss Life Holding AG	179	110,462
Swiss Prime Site AG	413	34,344
Swiss Re AG	1,695	174,133
Swisscom AG	150	95,726
Temenos AG	390	27,139
The Swatch Group AG	158	54,414
The Swatch Group AG	298	18,895
UBS Group AG	18,951	401,018
VAT Group AG	163	58,889
Zurich Insurance Group AG	852	408,277
		9,306,922
United Arab Emirates — 0.0%
NMC Health PLC*	538	0
United Kingdom — 13.9%
3i Group PLC	5,661	117,995
abrdn PLC	11,339	28,539
Admiral Group PLC	1,092	27,421
Anglo American PLC	7,181	238,851
Ashtead Group PLC	2,473	151,854
Associated British Foods PLC	2,147	51,524
AstraZeneca PLC	8,805	1,219,971
Auto Trader Group PLC	5,606	42,761
Aviva PLC	16,295	81,396
BAE Systems PLC	17,620	213,134
Barclays PLC	90,456	162,812
Barratt Developments PLC	5,409	31,128
Berkeley Group Holdings PLC	623	32,276
BP PLC	103,245	652,563
British American Tobacco PLC	12,115	424,684
BT Group PLC	38,077	68,589
Bunzl PLC	1,861	70,295
Burberry Group PLC	2,268	72,621
CNH Industrial N.V.	5,953	91,088
Coca-Cola Europacific Partners PLC	1,234	73,011
	Number of Shares	Value†

United Kingdom — (continued)
Compass Group PLC	9,964	$250,411
Croda International PLC	769	61,807
Diageo PLC	12,913	576,303
Entain PLC	3,405	52,880
GSK PLC	23,034	406,995
Haleon PLC	29,595	117,564
Halma PLC	2,077	57,339
Hargreaves Lansdown PLC	2,149	21,289
HSBC Holdings PLC	113,335	770,282
Imperial Brands PLC	5,266	121,095
Informa PLC	8,400	72,000
InterContinental Hotels Group PLC	1,066	69,786
Intertek Group PLC	877	43,924
J. Sainsbury PLC	10,110	34,790
JD Sports Fashion PLC	15,834	34,870
Johnson Matthey PLC	1,119	27,434
Kingfisher PLC	10,488	33,903
Land Securities Group PLC	4,270	32,779
Legal & General Group PLC	33,321	98,551
Lloyds Banking Group PLC	384,588	226,118
London Stock Exchange Group PLC	2,151	208,926
M&G PLC	15,177	37,199
Melrose Industries PLC	23,250	47,885
Mondi PLC	2,643	41,963
National Grid PLC	20,662	279,495
NatWest Group PLC	30,926	100,912
Next PLC	747	60,716
Ocado Group PLC*	3,089	20,454
Pearson PLC	3,709	38,814
Persimmon PLC	1,943	30,170
Phoenix Group Holdings PLC	4,526	30,580
Prudential PLC	15,504	212,275
Reckitt Benckiser Group PLC	4,044	307,658
RELX PLC	6,467	209,446
RELX PLC	4,430	143,479
Rentokil Initial PLC	14,597	106,683
Rio Tinto PLC	6,371	432,451
Rolls-Royce Holdings PLC*	49,855	91,826
Schroders PLC	3,778	21,544
Segro PLC	6,665	63,489
Severn Trent PLC	1,481	52,609
Shell PLC	40,154	1,144,333
Smith & Nephew PLC	4,804	66,778
Smiths Group PLC	2,084	44,199
Spirax-Sarco Engineering PLC	418	61,372
SSE PLC	6,334	141,334
St. James's Place PLC	3,047	45,722
Standard Chartered PLC	14,561	110,359
Taylor Wimpey PLC	21,314	31,357
Tesco PLC	43,504	142,625
The British Land Co., PLC	4,595	22,041
The Sage Group PLC	5,891	56,533
Unilever PLC	7,884	408,541
Unilever PLC	6,538	338,445
United Utilities Group PLC	4,089	53,515

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
Vodafone Group PLC	148,344	$163,638
Whitbread PLC	1,086	40,118
WPP PLC	6,325	75,147
		12,447,264
TOTAL COMMON STOCKS (Cost $64,922,995)		86,933,116

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	341	34,857
Dr. Ing. h.c. F. Porsche AG*	628	80,603
Henkel AG & Co., KGaA	1,010	79,016
Porsche Automobil Holding S.E.	835	47,935
Sartorius AG	146	61,533
Volkswagen AG	1,040	141,931
TOTAL PREFERRED STOCKS (Cost $391,977)		445,875

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $863,978)	863,978	863,978
TOTAL INVESTMENTS — 98.5% (Cost $66,178,950)		$88,242,969
Other Assets & Liabilities — 1.5%		1,313,797
TOTAL NET ASSETS — 100.0%		$89,556,766

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
ASA— Allmennaksjeselskap.
K.K.— Kabushiki Kaisha
KGaA— Kommanditgesellschaft auf Aktien.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
OYJ— Julkinen Osakeyhtiö.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
SpA— Società per Azioni.

Country Weightings as of 3/31/2023††
Japan	21%
United Kingdom	14
France	12
Switzerland	11
Germany	8
Australia	7
Netherlands	5
Other	22
Total	100%
††	% of total investments as of March 31, 2023.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.3%	$241,639
Aerospace & Defense	1.6	1,359,633
Agriculture	0.8	719,939
Airlines	0.2	135,465
Apparel	2.7	2,352,932
Auto Manufacturers	3.1	2,718,726
Auto Parts & Equipment	0.7	633,216
Banks	10.2	8,830,074
Beverages	2.2	1,951,096
Biotechnology	1.0	830,974
Building Materials	1.8	1,586,266
Chemicals	2.9	2,524,537
Commercial Services	2.6	2,263,954
Computers	1.1	954,358
Cosmetics & Personal Care	2.3	1,978,735
Distribution & Wholesale	1.3	1,160,383
Diversified Financial Services	1.6	1,425,249
Electric	2.8	2,424,962
Electrical Components & Equipment	1.2	1,043,001
Electronics	1.3	1,119,487
Energy-Alternate Sources	0.2	180,820
Engineering & Construction	1.2	1,089,122
Entertainment	1.0	879,320
Environmental Control	0.0	27,484
Food	4.7	4,083,137
Food Service	0.3	297,488
Forest Products & Paper	0.3	281,385
Gas	0.3	244,397
Hand & Machine Tools	0.3	292,310
Healthcare Products	2.0	1,711,518
Healthcare Services	0.7	575,918
Holding Companies	0.1	66,833
Home Builders	0.4	338,089
Home Furnishings	1.0	852,774
Household Products & Wares	0.4	352,906
Insurance	5.1	4,399,179
Internet	1.1	981,893
Investment Companies	0.6	551,123
Iron & Steel	0.6	491,063
Leisure Time	0.2	142,126
Lodging	0.3	283,975
Machinery — Construction & Mining	1.1	992,815
Machinery — Diversified	2.2	1,925,837
Media	0.4	373,897
Metal Fabricate/Hardware	0.3	237,781

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Developed International Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Mining	2.9%	$2,529,831
Miscellaneous Manufacturing	1.2	1,051,724
Office & Business Equipment	0.3	260,057
Oil & Gas	4.5	3,875,916
Oil & Gas Services	0.0	14,902
Packaging and Containers	0.1	81,332
Pharmaceuticals	9.3	8,095,679
Pipelines	0.0	43,667
Private Equity	0.4	340,918
Real Estate	1.1	924,406
Real Estate Investment Trusts	1.2	1,024,841
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Retail	2.0%	$1,746,715
Semiconductors	3.3	2,883,451
Shipbuilding	0.0	20,211
Software	1.5	1,326,426
Telecommunications	3.3	2,829,251
Toys, Games & Hobbies	0.4	313,322
Transportation	1.7	1,436,986
Water	0.3	225,665
	100.0%	$86,933,116

Futures contracts held by the Fund at March 31, 2023 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	MSCI EAFE Index	06/16/23	22	50	$2,097	$2,306,150	$52,405	$—
							$52,405	$—